Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Operating activities
Consolidated net income		€ 1,088	€ 1,467
Changes in working capital and operating banking activities
Non-monetary items and reclassified items for presentation		6,517	6,215
Operating taxes and levies		1,223	1,235
Gains (losses) on disposal of fixed assets, investments and activities		(50)	(36)
Other gains and losses		(22)	(13)
Depreciation and amortization of fixed assets		3,604	3,585
Depreciation and amortization of financed assets		59	47
Depreciation and amortization of right-of-use assets		745	762
Changes in provisions		(151)	(335)
Reclassification of cumulative translation adjustment from liquidated entities			(3)
Impairment of fixed assets		4	2
Impairment of right-of-use assets		28	(5)
Share of profits (losses) of associates and joint ventures		8	(1)
Operational net foreign exchange and derivatives		8	17
Finance costs, net		(592)	(373)
Income taxes		461	580
Share-based compensation		6	6
Changes in working capital and operating banking activities	[1]	140	(5)
Decrease (increase) in inventories, gross		(14)	(40)
Decrease (increase) in trade receivables, gross		220	99
Increase (decrease) in trade payables		126	90
Changes in other customer contract assets and liabilities		33	75
Changes in other assets and liabilities	[2]	(225)	(229)
Other net cash out		(2,010)	(2,040)
Operating taxes and levies paid		(804)	(958)
Dividends received		1	2
Interest paid and interest rates effects on derivatives, net	[3]	(561)	(504)
Income taxes paid		(647)	(581)
Net cash provided by operating activities (a)		5,736	5,636
Investing activities
Purchases and sales of property, plant and equipment and intangible assets (4)	[4]	(3,809)	(3,892)
Purchases of property, plant and equipment and intangible assets (5)	[5]	(3,690)	(3,781)
Increase (decrease) in fixed assets payables		(285)	(237)
Sales of property, plant and equipment and intangible assets		166	126
Cash paid for investment securities, net of cash acquired		(1,350)	(12)
Investments in associates and joint ventures		(25)	(8)
Purchases of investment securities measured at fair value		(40)	(17)
Proceeds from sales of investment securities, net of cash transferred		29	0
Other proceeds from sales of investment securities at fair value		3	2
Decrease (increase) in securities and other financial assets		1,215	(593)
Investments at fair value, excluding cash equivalents		1,205	(694)
Other		10	101
Net cash used in investing activities (b)		(3,978)	(4,519)
Financing activities
Medium and long-term debt issuances		836	985
Medium and long-term debt redemptions and repayments (6)	[6]	(834)	(331)
Repayments of lease liabilities		(789)	(737)
Increase (decrease) of bank overdrafts and short-term borrowings		498	(884)
Decrease (increase) of cash collateral deposits		(260)	899
Exchange rates effects on derivatives, net		(14)	(103)
Subordinated notes issuances (purchases) and other related fees		177
Coupon on subordinated notes		(102)	(121)
Proceeds (purchases) treasury shares		2	20
Capital increase (decrease) - non-controlling interests		2
Changes in ownership interests with no gain / loss of control		(10)	1
Dividends paid to owners of the parent company		(1,064)	(1,063)
Dividends paid to non-controlling interests		(222)	(177)
Net cash used in financing activities (c)		(1,779)	(1,510)
Cash change in cash and cash equivalents (a) + (b) + (c)		(22)	(394)
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance		6,004	8,621
Cash change in cash and cash equivalents		(22)	(394)
Non-cash change in cash and cash equivalents		40	32
o/w effect of exchange rates changes and other non-monetary effects		40	32
Cash and cash equivalents in the closing balance		6,022	8,259
VOO
Investing activities
Cash paid for investment securities, net of cash acquired		€ (1,349)
Other
Investing activities
Cash paid for investment securities, net of cash acquired			€ (12)

[1]	Operating banking activities mainly include transactions with customers and credit institutions. They are presented in changes in other assets and liabilities.
[2]	Excluding operating tax receivables and payables.
[3]	Including interests paid on lease liabilities in the amount of (113) million euros at June 30, 2023 and (60) million euros at June 30, 2022.
[4]	Including telecommunication licenses paid for (202) million euros at June 30, 2023 and (302) million euros at June 30, 2022.
[5]	Investments in financed assets amounting to 145 million euros at June 30, 2023 and 69 million euros at June 30, 2022 have no effect on the statement of cash flows at the time of acquisition.
[6]	Including payments related to liabilities on financed assets for (56) million euros at June 30, 2023 and (44) million euros at June 30, 2022.